Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 137,162	£ 124,558	£ 122,644
Current assets	14,709	12,807	14,351
Non-current liabilities	61,076	54,820	55,403
Borrowings	39,724	35,666	36,361
Current liabilities	16,726	15,144	18,418
Borrowings	5,151	3,992	£ 8,649
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,917	1,916
Current assets	4,846	8,443
Non-current liabilities	1,580	9
Borrowings	1,571
Other non-current liabilities	9	9
Current liabilities	50	1,607
Borrowings	13	1,580
Other current liabilities	37	27
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	20,277	18,192
Current assets	5,699	3,583
Non-current liabilities	20,179	17,024
Borrowings	19,816	16,965
Other non-current liabilities	363	59
Current liabilities	5,669	4,633
Borrowings	5,611	4,602
Other current liabilities	58	31
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	6,092	4,986
Current assets	37,551	35,772
Non-current liabilities	14,553	13,667
Borrowings	14,061	13,560
Other non-current liabilities	492	107
Current liabilities	27,579	25,451
Borrowings	27,015	25,081
Other current liabilities	564	370
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,454	1,417
Current assets	19	21
Non-current liabilities	1,454	1,417
Borrowings	1,454	1,417
Current liabilities	18	20
Borrowings	18	20
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	385	357
Current assets	1,143	1,033
Non-current liabilities	9,756	8,778
Borrowings	9,692	8,719
Other non-current liabilities	64	59
Current liabilities	1,186	882
Borrowings	318	263
Other current liabilities	868	619
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	156	75
Current assets	16	19
Non-current liabilities	40	19
Other non-current liabilities	40	19
Current liabilities	7	10
Borrowings	5	10
Other current liabilities	2
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	4,788	8,405
Amounts due to subsidiaries	3
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	17,263	14,999
Amounts due to subsidiaries	2,973	3,006
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	40,727	38,539
Amounts due to subsidiaries	21,058	20,422
Investment in subsidiaries	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	1,487	1,360
Amounts due to subsidiaries	45	48
Investment in subsidiaries	26,436	23,643
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	16	19
Amounts due to subsidiaries	5	9
Investment in subsidiaries	£ 1,526	£ 1,488